VK-COM-STAT SUP-2

Statutory Prospectus Supplement dated April 30, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Comstock Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Kevin Holt	Portfolio Manager (co-lead)	2010 (predecessor fund 1999)
Devin Armstrong	Portfolio Manager (co-lead)	2010 (predecessor fund 2007)
Charles DyReyes	Portfolio Manager	2015
James Warwick	Portfolio Manager	2010 (predecessor fund 2007)”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

◾

Kevin Holt (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Holt served as Portfolio Manager of the predecessor fund since 1999.

◾

Devin Armstrong (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Armstrong served as Portfolio Manager of the predecessor fund since 2007.

◾

Charles DyReyes, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2015. From 2010 to 2015, he served as a senior equity analyst with Brandywine Global Investment Management.

◾

James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Warwick served as Portfolio Manager of the predecessor fund since 2007.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-COM-STAT SUP-2

ASEF-STAT SUP-3

Statutory Prospectus Supplement dated April 30, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares of the Fund listed below:

Invesco Comstock Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO COMSTOCK FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Kevin Holt	Portfolio Manager (co-lead)	2010 (predecessor fund 1999)
Devin Armstrong	Portfolio Manager (co-lead)	2010 (predecessor fund 2007)
Charles DyReyes	Portfolio Manager	2015
James Warwick	Portfolio Manager	2010 (predecessor fund 2007)”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Comstock Fund” in the prospectus:

◾

“Kevin Holt (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Holt served as Portfolio Manager of the predecessor fund since 1999.

◾

Devin Armstrong (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Armstrong served as Portfolio Manager of the predecessor fund since 2007.

◾

Charles DyReyes, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2015. From 2010 to 2015, he served as a senior equity analyst with Brandywine Global Investment Management.

◾

James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Warwick served as Portfolio Manager of the predecessor fund since 2007.”

ASEF-STAT SUP-2